June 1, 2010

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:       Evergreen Money Market Trust (the "Trust")

          Evergreen California Municipal Money Market Fund

          Evergreen Money Market Fund

          Evergreen Municipal Money Market Fund

          Evergreen New Jersey Municipal Money Market Fund

          Evergreen New York Municipal Money Market Fund

          Evergreen Pennsylvania Municipal Money Market Fund

          Evergreen Treasury Money Market Fund

          Evergreen U.S. Government Money Market Fund (the “Funds”)

Post-Effective Amendment No. 29 to Registration Statement

No. 333-42181/811-05300

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of the Funds’ prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 29 to Registration Statement No. 333-42181/811-08555) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on May 27, 2010.

If you have any questions or would like further information, please call Derrick Belka at (617) 210-3626.

Very truly yours,

/s/ Brian J. Montana

Brian J. Montana

Assistant Secretary